Lease commitments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Lease and Rental Expense [Line Items]
Capital leases, amortization expenses	¥ 4,586	¥ 4,801	¥ 4,348
Operating lease, rental expenses	¥ 92,321	¥ 101,932	¥ 98,479